Commitments and Contingencies (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of contingent liabilities [line items]
Contractual capital and operating commitments	$ 1,291
Contractual capital and operating commitments, current	768
Loans and borrowings	1,122	$ 1,151
Provisions	61
PILOT Bonds, Letters Of Credit
Disclosure of contingent liabilities [line items]
Loans and borrowings	$ 132	$ 132